ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000E

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax: 240.497.6530

www.ProShares.com

August 9, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds

(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated July 19, 2018 for the Mobile Telecommunications UltraSector ProFund, the Oil Equipment, Services & Distribution UltraSector ProFund, the Pharmaceuticals UltraSector ProFund and the Telecommunications UltraSector ProFund as filed under Rule 497 on July 19, 2018 (SEC Accession No. 0001193125-18-221558).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl Ardin

Associate Counsel